Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	733,069	343,913
Work in progress	40,142	121,831
Finished products
Vehicles	1,695,882	2,178,197
Batteries and other components	2,696,976	1,290,617
Others	62,620	216,184
Total	5,228,689	4,150,742